Intangible Assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment	€ 0	€ 0
Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period	7 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period	14 years